Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the condensed consolidated financial statements are issued and as of that date, except as reported below, there were no subsequent events that required adjustment or disclosure in the consolidated financial statements.

NOTE 17 – Subsequent Events

In accordance with FASB ASC 855, Subsequent Events, the Company has evaluated subsequent events through March 25, 2021, the date on which these consolidated financial statements were available to be issued. There were material subsequent events that required recognition or additional disclosure in these consolidated financial statements as follows:

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic will have on our financial condition, liquidity, and future results of operations. Management is actively monitoring the impact of the global situation on our financial condition, liquidity, operations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, we are not able to estimate the effects of the COVID-19 outbreak on our results of operations, financial condition, or liquidity for the year ended December 31, 2021.

On February 8, 2021, the Company’s Board of Directors approved the designation of the Series D Preferred Shares and the number of shares constituting such series, and the rights, powers, preferences, privileges and restrictions relating to such series. On March 27, 2021, the Company filed an amendment to its articles of incorporation to authorize 4,000 shares of a new Series D Preferred Stock with a par value of $0.001 each. All Series D Preferred Shares shall rank senior to all shares of Common Stock of the Company with respect to liquidation preferences and shall rank pari passu to all current and future series of preferred stock, unless otherwise stated in the certificate of designation for such preferred stock. Each Series D Preferred Share shall have voting rights equal to 10,000 shares of Common Stock, adjustable at any recapitalization of the Company’s stock. In the event of a liquidation event, whether voluntary or involuntary, each holder shall have a liquidation preference on a per-share amount equal to the par value of such holder’s Series D Preferred Shares. The holders shall not be entitled to receive distributions made or dividends paid to the Company’s other stockholders. Except as otherwise required by law, for as long as any Series D Preferred Shares remain outstanding, the Company shall have the option to redeem any outstanding share of Series D Preferred Shares at any time for a purchase price of par value per share of Series D Preferred Shares (“Price per Share”). Should the Company desire to purchase Series D Preferred Shares, the Company shall provide the Holder with written notice and a check or cash in an amount equal to the number of shares of Series D Preferred Shares being purchased multiplied by the Price per Share. The shares of Series D Preferred Shares so purchased shall be deemed automatically cancelled and the Holder shall return the certificates for such share to the Corporation. On or around March 27, 2021, the Company issued Mr. Alfonsi, Mr. Ferro, and Mr. Teeple Series D Preferred Stock in the amount of 600 shares each and to COO Philip Scala in the amount of 150 shares, collectively representing 19,500,000 voting shares.

On February 22, 2021, the Company entered into a material definitive agreement with its wholly owned subsidiary, Radical Tactical, LLC, a Nevada limited liability company and Imbibe Health Solutions, LLC, a Delaware limited liability company (“Imbibe”), pursuant to which Imbibe agreed to sell certain of its assets to Radical Tactical. The assets to be purchased (“Assets”) include the intellectual property rights, including trademarks, logos, know how, formulations, productions procedures, copyrights, social media accounts, domain names and marketing materials relating to its branded products containing CBD, including a muscle and joint salve, unscented fizzy bath soak, CALM massage oil, Me x 3 Metabolic Energy (energy and dietary supplement), and Muscle, Joints & Back CBD Cryo Gel; inventory; and goodwill. In exchange for the Assets, the Company has agreed to pay Imbibe Sixty-Five Thousand Dollars ($65,000) in the form of shares of common stock of the Company (with standard restricted legend, the “Shares”) at a price per share equal to the average price of the common stock of the Company during the ten (10) consecutive trading days immediately preceding the closing.

On March 11, 2021, Company entered into an Asset Acquisition Agreement, which was fully executed on March 17, 2021, with multiple sellers (each, a “Seller” and, collectively, the “Sellers”), pursuant to which the Sellers agreed to sell certain assets to Company, and to transfer such assets to Botanical Biotech, LLC, a newly-formed, wholly-owned subsidiary of the Company (“Transferee” or “BB”). The assets purchased (“BB Assets”) include certain materials and manufacturing equipment; goodwill associated therewith; and marketing or promotional designs, brochures, advertisements, concepts, literature, books, media rights, rights against any other person or entity in respect of any of the foregoing and all other promotional properties, in each case primarily used, developed or acquired by the Sellers for use in connection with the ownership and operation of the BB Assets. In exchange for the BB Assets, the Company originally agreed to pay the Sellers the fair value of the BB Assets, as determined by a neutral third-party appraiser selected by the Company and Sellers. Notwithstanding the foregoing, the parties have agreed that, in lieu of engaging a third-party evaluator, the Company will pay the Seller a maximum of $355,056.78, payable half in the form of cash or cash equivalent and half in the form of restricted shares of common stock of the Company (the “Shares”) at a price per Share equal to the average closing price of the common stock of the Company during the ten (10) consecutive trading days immediately preceding the closing. The Company has agreed to indemnify the Sellers for certain breaches of covenants, representations and warranties and for claims relating to the BB Assets following closing.

The Board of Directors had previously designed a Preferred Series C share designation and included that issuance in the Employment Agreements of CEO Marco Alfonsi, CFO, Stanley L. Teeple, and Pure Health Products LLC President Pasquale Ferro in the amount of 200 shares each. Previously the Board had released the issuance of 100 of those shares. The Company released the remaining 100 shares granted under those agreements on March 23, 2021. Out of the 200 each authorized, 50 have been issued to each employee.

In January 1, 2021, the Company issued a convertible promissory note to KORR Acquisition Group, Inc. in the principal amount of $175,000 for consulting services provided. The note had a maturity of one year and accrued interest at a rate of 6% per annum. On or around March 26, the Company paid the note in full. KORR used the proceeds from the Note and re-invested it through the Company’s Regulation A offering.